Notes Payable - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2019	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Line of credit facility agreement date	May 31, 2019
Credit facility maximum borrowings	$ 75.0
Proceeds from lines of credit			$ 3.0	$ 3.0
Credit facility, remaining borrowings	$ 50.0
Line of credit facility interest payments term	24 months
Line of credit facility amortization term	36 months
Line of credit facility, frequency of payments			monthly payments
Line of credit facility, percentage of final payment	4.50%
Final payment amount	$ 1.1
Line of credit facility interest rate description			Each term loan under the Credit Facility bears interest at an annual rate equal to 6% plus LIBOR. The Borrower is required to make interest-only payments on the term loan for all payment dates prior to 24 months following the date of the Credit Facility, unless the third tranche is drawn, in which case for all payment dates prior to 36 months following the date of the Credit Facility. The term loans under the Credit Facility will begin amortizing on either the 24-month or the 36-month anniversary of the Credit Facility (as applicable), with equal monthly payments of principal plus interest to be made by the Borrower to the Lenders in consecutive monthly installments until the Loan Maturity Date. In addition, a final payment of 4.5% is due on the Loan Maturity Date.
Line of credit facility covenants description			The Company is also subject to an ongoing minimum cash financial covenant in which the Company must maintain unrestricted cash in an amount not less than $20.0 million following the utilization of the second term loan and not less than $35.0 million following the utilization of the third term loan
Term Loan
Debt Instrument [Line Items]
Debt instrument, interest expense		$ 0.7	$ 0.9
Debt instrument, effective annual interest rate			10.90%
LIBOR
Debt Instrument [Line Items]
Debt instrument, annual interest rate	6.00%
Minimum | Second Tranche (Term Loan Available from September 30, 2019 to December 31, 2020)
Debt Instrument [Line Items]
Line of credit facility minimum cash financial covenant	$ 20.0
Minimum | Third Tranche (Term Loan Available from July 1, 2020 to September 30, 2021)
Debt Instrument [Line Items]
Line of credit facility minimum cash financial covenant	35.0
Initial Term Loan
Debt Instrument [Line Items]
Proceeds from lines of credit			$ 25.0
Second Tranche (Term Loan Available from September 30, 2019 to December 31, 2020)
Debt Instrument [Line Items]
Credit facility maximum borrowings	25.0
Line of Credit Facility, Covenant Terms			upon submission of certain regulatory filings and evidence of the Company having $100 million in cash and cash equivalent investments
Second Tranche (Term Loan Available from September 30, 2019 to December 31, 2020) | Minimum
Debt Instrument [Line Items]
Cash and cash equivalent investments	100.0
Third Tranche (Term Loan Available from July 1, 2020 to September 30, 2021)
Debt Instrument [Line Items]
Credit facility maximum borrowings	25.0
Line of Credit Facility, Covenant Terms			upon certain regulatory approvals and evidence of the Company having $125 million in cash and cash equivalent investments
Third Tranche (Term Loan Available from July 1, 2020 to September 30, 2021) | Minimum
Debt Instrument [Line Items]
Cash and cash equivalent investments	$ 125.0